Stockholders’ Deficit - Schedule of Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of Options
Beginning balance (in shares)	12,803
Grants (in shares)	10,765
Exercises (in shares)	(1,441)
Forfeited (in shares)	(1,594)
Canceled (in shares)	(668)
Ending balance (in shares)	19,865	12,803
Weighted-Average Exercise Price per Option
Beginning balance (in dollars per share)	$ 3.02
Grants (in dollars per share)	10.28
Exercises (in dollars per share)	2.66
Forfeited (in dollars per share)	9.47
Canceled (in dollars per share)	3.18
Ending balance (in dollars per share)	$ 7.31	$ 3.02
Stock Options Additional Disclosures
Weighted average remaining contractual term, outstanding	8 years 5 months 23 days	7 years 11 months 19 days
Aggregate intrinsic value, outstanding	$ 107,556	$ 19,219
Options vested and exercisable, number of options (in shares)	6,629
Options vested and exercisable, weighted-average exercise price per option (in dollars per share)	$ 4.26
Options vested and exercisable, weighted average remaining contractual term	7 years 3 months
Options vested and exercisable, aggregate intrinsic value	$ 56,079
Options vested and expected to vest, number of options (in shares)	19,865
Options vested and expected to vest, weighted-average exercise price per option (in dollars per share)	$ 7.31
Options vested and expected to vest, weighted average remaining contractual term	8 years 5 months 23 days
Options vested and expected to vest, aggregate intrinsic value	$ 107,556